Inventories, Net	12 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
Inventories, Net

Note 7 — Inventories, net

Inventories are stated at lower of cost or net realizable value, which is determined using the weighted average method.

	March 31,	March 31,
	2025	2024

Physical console game compact discs	$5,936,223	$4,826,217

For the years ended March 31, 2025, 2024, and 2023, the impairment for inventories was amounted to $211,356, $468,941 and $288,604 respectively.